Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Matters [Abstract]
Quantitative Measures Established by Regulation to Ensure Capital Adequacy Minimum Amounts and Ratios
To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

	Actual		For Capital Adequacy Purposes		To be Well- Capitalized Under Prompt Corrective Action Provisions
Parke Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount			Ratio
As of December 31, 2014	(Amounts in thousands except ratios)

Total Risk Based Capital	$123,539	17.23%	$57,367	8%	$	N/	A	N/	A
(to Risk Weighted Assets)

Tier 1 Capital	$114,593	15.98%	$28,684	4%	$	N/	A	N/	A
(to Risk Weighted Assets)

Tier 1 Capital	$114,593	14.12%	$32,460	4%	$	N/	A	N/	A
(to Average Assets)

As of December 31, 2013

Total Risk Based Capital	$115,554	17.04%	$54,259	8%	$	N/	A	N/	A
(to Risk Weighted Assets)

Tier 1 Capital	$106,952	15.77%	$27,130	4%	$	N/	A	N/	A
(to Risk Weighted Assets)

Tier 1 Capital	$106,952	13.94%	$30,463	4%	$	N/	A	N/	A
(to Average Assets)

Parke Bank
As of December 31, 2014

Total Risk Based Capital	$123,609	17.22%	$57,426	8%		$71,783		10%
(to Risk Weighted Assets)

Tier 1 Capital	$114,664	15.97%	$28,713	4%		$43,070		6%
(to Risk Weighted Assets)

Tier 1 Capital	$114,664	14.27%	$32,150	4%		$40,188		5%
(to Average Assets)

As of December 31, 2013

Total Risk Based Capital	$114,744	16.92%	$54,259	8%		$67,824		10%
(to Risk Weighted Assets)

Tier 1 Capital	$106,142	15.65%	$27,130	4%		$40,694		6%
(to Risk Weighted Assets)

Tier 1 Capital	$106,142	13.94%	$30,463	4%		$38,079		5%
(to Average Assets)